Business Segment and Geographic Information - Revenue by Client Sector (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Business Segment and Geographic Information
Gross revenues	$ 178,637,000
Net revenue	178,637,000
Operating expenses	146,702,000
Operating income	31,935,000
Successor | Institutional
Business Segment and Geographic Information
Gross revenues	103,971,000
Successor | Wholesale
Business Segment and Geographic Information
Gross revenues	38,153,000
Successor | Retail
Business Segment and Geographic Information
Gross revenues	19,780,000
Successor | Market Data
Business Segment and Geographic Information
Gross revenues	$ 16,733,000
Predecessor
Business Segment and Geographic Information
Gross revenues		$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties		(26,830,000)	(58,520,000)	(26,224,000)
Net revenue		478,941,000	504,448,000	492,180,000
Operating expenses		338,607,000	415,356,000	399,049,000
Operating income		140,334,000	89,092,000	93,131,000
Predecessor | Institutional
Business Segment and Geographic Information
Gross revenues		301,918,000	318,038,000	285,801,000
Predecessor | Wholesale
Business Segment and Geographic Information
Gross revenues		99,028,000	118,451,000	109,945,000
Predecessor | Retail
Business Segment and Geographic Information
Gross revenues		57,766,000	70,857,000	67,471,000
Predecessor | Market Data
Business Segment and Geographic Information
Gross revenues		$ 47,059,000	$ 55,622,000	$ 55,187,000